Short-Term Borrowings (Narrative) (Details) - CAD ($) $ in Millions	May 29, 2019	Jun. 19, 2018
Accounts Receivable Securitization [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Trade receivables	$ 200	$ 100